Accounts Payable and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable and Other Liabilities (Tables) [Abstract]
Other Liabilities Disclosure Table [Text Block]
Note 21 – Accounts payable and other liabilities
The following table details the components of accounts payable and other liabilities.

December 31, (in millions)	2010	2009

Brokerage payables(a)	$95,359	$92,848
Accounts payable and other liabilities(b)	74,971	69,848

Total	$170,330	$162,696

(a)	Includes payables to customers, brokers, dealers and clearing organizations, and securities fails.

(b)	Includes $236 million and $357 million accounted for at fair value at December 31, 2010 and 2009, respectively.